Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions		Total		Continuing operations [member]		Discontinued operations [member]	Called up share capital and share premium [member]		Called up share capital and share premium [member] Continuing operations [member]		Called up share capital and share premium [member] Discontinued operations [member]	Other equity instruments [member]		Other equity instruments [member] Continuing operations [member]		Other equity instruments [member] Discontinued operations [member]	Other reserves [member]		Other reserves [member] Continuing operations [member]		Other reserves [member] Discontinued operations [member]	Retained earnings [member]	Retained earnings [member] Continuing operations [member]	Retained earnings [member] Discontinued operations [member]	Total equity excluding non-controlling interests [member]	Total equity excluding non-controlling interests [member] Continuing operations [member]	Total equity excluding non-controlling interests [member] Discontinued operations [member]	Non-controlling interests [member]		Non-controlling interests [member] Continuing operations [member]		Non-controlling interests [member] Discontinued operations [member]
Beginning Balance, equity at Dec. 31, 2016		£ 71,365					£ 21,842	[1]				£ 6,449	[1]				£ 6,051	[1]				£ 30,531			£ 64,873			£ 6,492	[2]
Effects of changes in accounting policies		0					0	[1]				0	[1]				(175)	[1]				175			0			0	[2]
Profit/(loss) after tax		(632)		£ 1,563					£ 0	[1]				£ 301	[1]				£ 0	[1]			£ 1,124			£ 1,425				£ 138	[2]
Currency translation movements		(635)		(635)	[3],[4]				0					0					(634)				0			(634)				(1)
Fair value through other comprehensive income reserve	[3],[4],[5]			0
Available for sale investments		69		69	[3],[4],[5]				0					0					69				0			69				0
Cash flow hedges		(531)		(531)	[3],[4]				0					0					(531)				0			(531)				0
Retirement benefit re-measurements		(29)		(29)	[3],[4]				0					0					0				(29)			(29)				0
Own credit		22		22	[3],[4]				0					0					22				0			22				0
Other		15		15	[3],[4]				0					0					0				15			15				0
Total comprehensive income/(loss) for the period		(420)		474		£ (894)	0	[1]	0		£ 0	301	[1]	301		£ 0	258	[1]	(1,074)		£ 1,332	(1,225)	1,110	£ (2,335)	(666)	337	£ (1,003)	246	[2]	137		£ 109
Issue of new ordinary shares		107					107	[1]				0	[1]				0	[1]				0			107			0	[2]
Issue of shares under employee share schemes		333					49	[1]				0	[1]				0	[1]				284			333			0	[2]
Issue and exchange of other equity instruments		1,245					0	[1]				1,245	[1]				0	[1]				0			1,245			0	[2]
Other equity instruments coupons paid		(219)					0	[1]				(301)	[1]				0	[1]				82			(219)			0	[2]
Redemption of preference shares, value		(1,130)					0	[1]				0	[1]				0	[1]				(473)			(473)			(657)	[2]
Treasury shares		(603)					0	[1]				0	[1]				14	[1]				(617)			(603)			0	[2]
Dividends paid		(646)					0	[1]				0	[1]				0	[1]				(339)			(339)			(307)	[2]
Net equity impact of partial BAGL disposal		(3,802)					0	[1]				0	[1]				0	[1]				(359)			(359)			(3,443)	[2]
Other movements		33					0	[1]				0	[1]				0	[1]				(33)			(33)			66	[2]
Ending Balance, equity at Jun. 30, 2017		66,263					21,998	[1]				7,694	[1]				6,148	[1]				28,026			63,866			2,397	[2]
Profit/(loss) after tax		(262)							0					338					0				(711)			(373)				111
Currency translation movements		(702)							0					0					(702)				0			(702)				0
Available for sale investments		380							0					0					380				0			380				0
Cash flow hedges		(417)							0					0					(417)				0			(417)				0
Retirement benefit re-measurements		82							0					0					0				82			82				0
Own credit		(33)							0					0					(33)				0			(33)				0
Other		(20)							0					0					0				(20)			(20)				0
Total comprehensive income/(loss) for the period		(972)					0		0			338		338			(772)		(772)			(649)	(649)		(1,083)	(1,083)		111		111
Issue of new ordinary shares		10					10					0					0					0			10			0
Issue of shares under employee share schemes		258					37					0					0					221			258			0
Issue and exchange of other equity instruments		1,245					0					1,245					0					0			1,245			0
Other equity instruments coupons paid		(246)					0					(338)					0					92			(246)			0
Redemption of preference shares, value		(209)					0					0					0					(6)			(6)			(203)
Treasury shares		(19)					0					0					0					(19)			(19)			0
Dividends paid		(278)					0					0					0					(170)			(170)			(108)
Net equity impact of partial BAGL disposal		(19)					0					0					0					0			0			(19)
Other movements		(17)					0					2					7					41			50			(67)
Ending Balance, equity at Dec. 31, 2017		66,016	[6]				22,045	[1]				8,941	[1]				5,383	[1]				27,536			63,905			2,111	[2]
Effects of changes in accounting policies		(2,150)					0	[1]				0	[1]				(136)	[1]				(2,014)			(2,150)			0	[2]
Profit/(loss) after tax		922							0					346					0				468			814				108
Currency translation movements		338		338	[3],[4]				0					0					338				0			338				0
Fair value through other comprehensive income reserve		(456)		(267)	[3],[4],[5]				0					0					(456)				0			(456)				0
Available for sale investments	[3],[4],[5]			0
Cash flow hedges		(509)		(509)	[3],[4]				0					0					(509)				0			(509)				0
Retirement benefit re-measurements		(54)		(54)	[3],[4]				0					0					0				(54)			(54)				0
Own credit		(73)		(73)	[3],[4]				0					0					(73)				0			(73)				0
Other		11		11	[3],[4]				0					0					0				10			10				1
Total comprehensive income/(loss) for the period		179		£ 179		£ 0	0	[1]	£ 0			346	[1]	£ 346			(700)	[1]	£ (700)			424	£ 424		70	£ 70		109	[2]	£ 109
Issue of new ordinary shares		67					67	[1]				0	[1]				0	[1]				0			67			0	[2]
Issue of shares under employee share schemes		269					32	[1]				0	[1]				0	[1]				237			269			0	[2]
Other equity instruments coupons paid		(253)					0	[1]				(346)	[1]				0	[1]				93			(253)			0	[2]
Redemption of preference shares, value		0					0	[1]				0	[1]				0	[1]				0			0			0	[2]
Treasury shares		(499)					0	[1]				0	[1]				(15)	[1]				(484)			(499)			0	[2]
Dividends paid		(447)					0	[1]				0	[1]				0	[1]				(341)			(341)			(106)	[2]
Other movements		(14)					0	[1]				(3)	[1]				0	[1]				(10)			(13)			(1)	[2]
Ending Balance, equity at Jun. 30, 2018		£ 63,168					£ 22,144	[1]				£ 8,938	[1]				£ 4,532	[1]				£ 25,441			£ 61,055			£ 2,113	[2]

[1]	Details of share capital, other equity instruments and other reserves are shown on pages [xx] to [xx].
[2]	Details of non-controlling interests are shown on page [xx].
[3]	For notes to the Financial Statements see pages [xx] to [xx].
[4]	Reported net of tax.
[5]	Following the adoption of IFRS 9, Financial Instruments on 1 January 2018, the fair value through other comprehensive income reserve was introduced replacing the available for sale reserve.
[6]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.